Supplement to the

Fidelity® Investment Grade Bond Fund

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

October 30, 2006

The following information replaces similar information found in the "Fund Holdings Information" section on page 39.

The fund will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

IGBB-07-01 June 29, 2007
1.730790.112

Supplement to the

Fidelity Advisor Investment Grade Bond Fund

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity® Investment Grade Bond Fund

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

October 30, 2006

The following information replaces similar information found in the "Fund Holdings Information" section on page 39.

The fund will provide a full list of holdings monthly on www.advisor.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

AIGB/AIGBIB-07-01 June 29, 2007
1.777603.106